CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST EXPENSE:
Provision for loan losses		$ 241,478	$ 263,369	$ 602,563
Other-than-temporary impairment on investment securities	$ (14,400)	(14,445)	0	0
Adjustments (expense) to indemnity reserves on loans sold		(18,628)	(40,629)	(37,054)
Operating expenses:
Amortization of intangibles		11,019	9,434	9,883
Income tax expense		(495,172)	58,279	(251,327)
Net (Loss) Income		895,344	(313,490)	599,327
Net income applicable to common stock		$ 891,621	$ (317,213)	$ 595,604
Net (Loss) Income per Common Share - Basic		$ 8.66	$ (3.08)	$ 5.8
Net (Loss) Income per Common Share - Diluted		8.65	(3.08)	5.78
Dividends Declared per Common Share		$ 0.3	$ 0	$ 0
Continuing Operations
Interest income:
Loans		$ 1,458,706	$ 1,478,750	$ 1,481,096
Money market investments		7,243	4,224	3,464
Investment securities		126,064	132,631	141,807
Trading account securities		11,001	17,938	21,573
Total interest income		1,603,014	1,633,543	1,647,940
INTEREST EXPENSE:
Deposits		107,533	105,087	124,857
Short-term borrowings		7,512	67,376	38,430
Long-term debt		78,986	516,008	140,079
Total interest expense		194,031	688,471	303,366
Net interest income		1,408,983	945,072	1,344,574
Net interest income after provision for loan losses		1,167,505	674,938	738,468
Service charges on deposit accounts		160,108	158,637	162,870
Other service fees		236,090	225,265	229,351
Mortgage banking activities		81,802	30,615	71,657
Sale and valuation adjustments of investment securities		141	(870)	7,966
Other-than-temporary impairment on investment securities		(14,445)	0	0
Trading account profit		(4,723)	4,358	(13,483)
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale		542	40,591	(52,708)
Adjustments (expense) to indemnity reserves on loans sold		(18,628)	(40,629)	(37,054)
FDIC loss share (expense) income		20,062	(103,024)	(82,051)
Other operating income		58,592	71,572	504,465
Total non-interest income		519,541	386,515	791,013
Operating expenses:
Personnel costs		477,519	418,679	428,697
Net occupancy expenses		86,888	86,707	86,651
Equipment expenses		60,110	48,917	46,028
Other taxes		39,797	56,918	58,028
Professional fees		308,985	282,055	278,127
Communications		25,146	25,684	25,385
Business promotion		52,076	54,016	59,453
FDIC deposit insurance		27,626	40,307	56,728
Loss on early extinguishment of debt		0	532	3,388
Other real estate owned (O R E O) expenses		85,568	49,611	79,658
Other operating expenses		95,075	95,373	91,876
Amortization of intangibles		11,019	8,160	7,971
Restructuring Costs		18,412	26,725	0
Income (loss) from continuing operations before income tax		398,825	(132,231)	307,491
Income tax expense		(495,172)	58,279	(251,327)
Income (loss) from continuing operations		$ 893,997	$ (190,510)	$ 558,818
Net (loss) income from continuing operations - Basic		$ 8.65	$ (1.88)	$ 5.41
Net (loss) income from continuing operations - Diluted		$ 8.64	$ (1.88)	$ 5.39
Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		$ 217,458	$ 223,999	$ 536,710
Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		24,020	46,135	69,396
Discontinued Operations
INTEREST EXPENSE:
Net interest income		0	61,352
Provision for loan losses		0	(6,764)
Other operating income		0	27,823
Total non-interest income		0	61,652
Operating expenses:
Personnel costs		0	36,675
Net occupancy expenses		0	3,086
Other operating expenses		1	10,834
Income (loss) from discontinued operations, net of tax		$ 1,347	$ (122,980)	$ 40,509
Net (loss) income from discontinued operations - Basic		$ 0.01	$ (1.2)	$ 0.39
Net loss (income) from discontinued operations - Diluted		$ 0.01	$ (1.2)	$ 0.39